FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2016
FAIR VALUE MEASUREMENTS [Abstract]
Summary of the Company's financial assets and liabilities measured and recorded at fair value on recurring basis
	As of December 31, 2015				As of December 31, 2016
	Fair Value Measurement at the Reporting Date using				Fair Value Measurement at the Reporting Date using
	Quoted price in	Significant			Quoted price in	Significant
	active markets	other	Significant		active markets	other	Significant
	for identical	observable	unobservable		for identical	observable	unobservable
	assets	inputs	in puts		assets	inputs	in puts
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total

Short-term investments
Trading securities:
Equity securities	264	-	-	264	-	-	-	-
Corporate bonds	741	-	-	741	-	-	-	-
Funds	1,856	-	-	1,856	411	-	-	411
Future	(3)	-	-	(3)	(1)	-	-	(1)
Derivative financial instruments:
Interest rate swaptions	-	10	-	10	-	-	-	-
Interest rate swap	-	(249)	-	(249)	-	-	-	-
Long-term investments
Available-for-sale investments:
Convertible redeemable preferred shares	-	-	219,278	219,278	-	-	138,485	138,485
Convertible debt	-	-	6,500	6,500	-	-	4,700	4,700
Accrued expense and other current liabilities
Written put option	-	-	(7,000)	(7,000)	-	-	-	-
Liability-classified warrant	-	-	(6,656)	(6,656)	-	-	(6,551)	(6,551)
Total	$2,858	$(239)	$212,122	$214,741	410	-	$136,634	$137,044

Summary of additional information about the reconciliation of the fair value measurements using significant unobservable inputs level 3
	Convertible redeemable preferred shares	Convertible Debt	Written put option	Liability- classified warrant

Balance as of December 31, 2014	$51,492	$5,000	$(730)	$-
Initial recognition	131,457	1,500	-	(6,656)
Gains (losses) for the period
Earnings	695	-	(6,270)	-
Other comprehensive income	35,634	-	-	-

Balance as of December 31, 2015	$219,278	$6,500	$(7,000)	$(6,656)

Initial recognition	6,492	3,200	-	-
Derecognition	(17,937)	(5,000)	7,000	-
Gains (losses) for the period
Earnings	(50,830)	-	-	105
Other comprehensive income	(18,518)	-	-	-

Balance as of December 31, 2016	$138,485	$4,700	$-	$(6,551)

Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques
The liability-classified warrant was valued using Black-Scholes model with the following assumptions.
	Years ended December 31,
	2015	2016
Exercise price	$15.78	$15.78
Annual risk-free interest rate	1.4%	1.7%
Volatility	29%	28%
Dividend yield	-	-